Balance Sheets (Parenthetical) - Scienture Inc [Member] - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	3,365,657	2,400,000	2,400,000
Preferred stock, shares issued	3,365,657	2,400,000	2,400,000
Preferred stock, shares outstanding	3,365,657	2,400,000	2,400,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	5,000,000	5,000,000	5,000,000
Common stock, shares outstanding	5,000,000	5,000,000	5,000,000